Changes in Accrued Warranties and Related Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Standard Product Warranty [Line Items]
Beginning accrued warranty and related costs	$ 1,240	$ 761	$ 577
Cost of warranty claims	(1,786)	(1,147)	(713)
Accruals for product warranty	2,184	1,626	897
Ending accrued warranty and related costs	$ 1,638	$ 1,240	$ 761